External Sales and Other Operating Revenue by Product or Service Groups (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Revenue from External Customer [Line Items]
External sales and other operating revenue	¥ 7,948,095	¥ 8,936,867	¥ 8,579,174
Motorcycles and relevant parts
Revenue from External Customer [Line Items]
External sales and other operating revenue	1,286,319	1,225,098	1,079,165
All Terrain Vehicles and Relevant Parts
Revenue from External Customer [Line Items]
External sales and other operating revenue	62,509	63,096	61,127
Automobiles and relevant parts
Revenue from External Customer [Line Items]
External sales and other operating revenue	5,805,975	6,794,098	6,554,848
Financial, insurance services
Revenue from External Customer [Line Items]
External sales and other operating revenue	516,148	561,896	606,352
Power products and relevant parts
Revenue from External Customer [Line Items]
External sales and other operating revenue	208,661	202,838	188,014
Others
Revenue from External Customer [Line Items]
External sales and other operating revenue	¥ 68,483	¥ 89,841	¥ 89,668